Taxes on Income (Details) - Schedule of deferred taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes on Income (Details) - Schedule of deferred taxes [Line Items]
Balance	$ (645)	$ (793)	$ (1,040)
Initial recognition due to business combination		(825)
Tax benefit	344	973	247
Balance	(301)	(645)	(793)
Property and equipment, net [Member]
Taxes on Income (Details) - Schedule of deferred taxes [Line Items]
Balance		(10)	(33)
Initial recognition due to business combination
Tax benefit		10	23
Balance			(10)
Intangible assets, net [Member]
Taxes on Income (Details) - Schedule of deferred taxes [Line Items]
Balance	(1,067)	(783)	(1,007)
Initial recognition due to business combination		(825)
Tax benefit	215	541	224
Balance	(852)	(1,067)	(783)
Carryforward tax losses [Member]
Taxes on Income (Details) - Schedule of deferred taxes [Line Items]
Balance	422
Initial recognition due to business combination
Tax benefit	129	422
Balance	$ 551	$ 422